Other assets	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Other assets
8.	Other assets:
	2017	2016
Equity investment in affiliate (1)	$60,683	$48,182
Intangible assets	27,486	29,812
Restricted cash	14,060	14,059
Capital assets	3,268	1,615
Other	28,787	26,783
Other assets	$134,284	$120,451

(1)

In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau.  The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which ended March 31, 2016.  The Company accounts for its 10.8% (2016 – 10.8%) investment in GCI using the equity method. The investment of $60,683,000 (2016 - $48,182,000) is comprised of the Company’s capital contribution of $51,406,000 (2016 – $44,740,000) and its cumulative equity income on investment of $9,277,000 (2016 – $3,442,000).